Subsequent events	3 Months Ended
Mar. 31, 2023
Subsequent events [Abstract]
Subsequent events	Note 22. - Subsequent events On May 4, 2023, the Board of Directors of the Company approved a dividend of $0.445 per share, which is expected to be paid on June 15, 2023.